Available-For-Sale and Held-To-Maturity Securities (Detail)	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Debt Securities Korean Treasury And Government Agencies KRW		Dec. 31, 2009 Debt Securities Korean Treasury And Government Agencies KRW		Dec. 31, 2010 Debt Securities Corporations KRW		Dec. 31, 2009 Debt Securities Corporations KRW		Dec. 31, 2010 Debt Securities Mortgage - backed and asset - backed securities KRW		Dec. 31, 2009 Debt Securities Mortgage - backed and asset - backed securities KRW		Dec. 31, 2010 Debt Securities Financial Institutions KRW		Dec. 31, 2009 Debt Securities Financial Institutions KRW		Dec. 31, 2010 Debt Securities Foreign Governments KRW		Dec. 31, 2009 Debt Securities Foreign Governments KRW		Dec. 31, 2010 Equity Securities Marketable securities KRW		Dec. 31, 2009 Equity Securities Marketable securities KRW
Schedule of Gain (Loss) on Investments, Including Marketable Securities and Investments Held at Cost, Income Statement, Reported Amounts, Summary [Line Items]
Available-for-sale securities, Amortized Cost			26,055,663,000,000	[1]	26,457,976,000,000	[1]	10,296,330,000,000	[1]	8,696,449,000,000	[1]	2,328,476,000,000	[1]	2,222,460,000,000	[1]	1,945,427,000,000	[1]	2,280,105,000,000	[1]	9,376,315,000,000	[1]	11,005,207,000,000	[1]	153,660,000,000	[1]	169,087,000,000	[1]	1,955,455,000,000	[1]	2,084,668,000,000	[1]
Available-for-sale securities, Gross Unrealized Gains			1,405,887,000,000		1,296,415,000,000		219,161,000,000		74,727,000,000		75,952,000,000		92,521,000,000		3,213,000,000		15,867,000,000		160,857,000,000		185,646,000,000		3,605,000,000		2,875,000,000		943,099,000,000		924,779,000,000
Available-for-sale securities, Gross Unrealized Losses			63,569,000,000		142,496,000,000		13,986,000,000		49,177,000,000		4,288,000,000		7,189,000,000		1,579,000,000		11,788,000,000		4,749,000,000		26,589,000,000		7,674,000,000		1,794,000,000		31,293,000,000		45,959,000,000
Available-for-sale securities, Fair Value	24,233,133,000		27,397,981,000,000		27,611,895,000,000		10,501,505,000,000		8,721,999,000,000		2,400,140,000,000		2,307,792,000,000		1,947,061,000,000		2,284,184,000,000		9,532,423,000,000		11,164,264,000,000		149,591,000,000		170,168,000,000		2,867,261,000,000		2,963,488,000,000
Held-to-maturity securities (Note 7)	11,133,043,000	[1]	12,587,018,000,000	[1]	12,793,618,000,000	[1]	9,661,043,000,000	[1]	8,138,424,000,000	[1]	469,388,000,000	[1]	363,259,000,000	[1]	130,485,000,000	[1]	163,054,000,000	[1]	2,266,826,000,000	[1]	4,092,996,000,000	[1]	59,276,000,000	[1]	35,885,000,000	[1]
Held-to-maturity securities, Gross Unrealized Gains			416,668,000,000		127,745,000,000		328,734,000,000		65,026,000,000		12,890,000,000		10,566,000,000		2,308,000,000		4,690,000,000		72,326,000,000		47,463,000,000		410,000,000
Held-to-maturity securities, Gross Unrealized Losses			9,458,000,000		80,768,000,000		4,423,000,000		55,677,000,000		33,000,000		1,513,000,000				314,000,000		5,002,000,000		23,061,000,000				203,000,000
Held-to-maturity securities, Fair Value			12,994,228,000,000		12,840,595,000,000		9,985,354,000,000		8,147,773,000,000		482,245,000,000		372,312,000,000		132,793,000,000		167,430,000,000		2,334,150,000,000		4,117,398,000,000		59,686,000,000		35,682,000,000

[1]	On January 1, 2007, the Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instruments. The fair values of those instruments were (Won)18,254 and (Won) 0 million at December 31, 2009 and 2010, respectively, and related valuation losses (net) amounting to (Won)152 million and (Won) 0 million were recorded in net trading losses during 2009 and 2010, respectively.